Lease obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Presentation of leases for lessee [abstract]
Disclosure of detailed information about lease obligations [Table Text Block]
	Offices	Printer	Total	Current Portion	Non-current portion
Balance, December 31, 2018	$266,292	$13,761	$280,053	$77,367	$202,686
Lease payments (including interest)	(94,270)	(7,620)	(101,890)	-	-
Interest expense	23,441	1,082	24,523	-	-
Balance, December 31, 2019	$195,463	$7,223	$202,686	$85,468	$117,218

Addition	347,640	-	347,640
Termination	(157,315)	-	(157,315)
Lease payments (including interest)	(62,816)	(7,620)	(70,436)
Interest expense	29,065	397	29,462
Balance, September 30, 2020 (as adjusted)	$352,037	$-	$352,037	$44,128	$307,909

		Current	Non-current
	Offices	Portion	portion
Balance, September 30, 2020	$352,037	$44,128	$307,909
Lease payments (including interest)	(78,000)	-	-
Interest expense	33,872	-	-
Balance at September 30, 2021	$307,909	$32,288	$275,621
Lease payments (including interest)	(62,400)	-	-
Interest expense	30,112	-	-
Balance at September 30, 2022	$275,621	$69,150	$206,471

Disclosure of contractual undiscounted cash flows of lease obligations [Table Text Block]
	September 30, 2020	December 31, 2019
Less than one year	$78,000	$101,890
One to five years	390,000	125,693
Total	$468,000	$227,583

	September 30,	September 30,
	2022	2021
Less than one year	$93,600	$62,400
One to five years	234,000	327,600
Total	$327,600	$390,000